Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$ 27,172	$ 120,732
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equity securities and other investments	(5,270)	(6,554)
Purchase of fixed maturity securities available-for-sale	(104,429)	(156,377)
Proceeds from maturity of fixed maturity securities held to maturity	11	71
Proceeds from sale/maturity of fixed maturity securities available-for-sale	119,123	64,399
Proceeds from sale of equity securities and other investments	14,210	7,395
Purchases of property and equipment and Intangible assets	(418)	(930)
Proceeds from sale of property and equipment	5	4
Change in term deposits	670	26,390
Change in short-term investments	38,143	(27,575)
Net cash flows from (used in) investing activities	62,045	(93,177)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(41,891)	(24,368)
Repurchase of common shares under share repurchase program	(35,048)	(12,603)
Net cash flows used in financing activities	(76,939)	(36,971)
NET CHANGE IN CASH, AND CASH EQUIVALENTS AND RESTRICTED CASH	12,278	(9,416)
Cash, cash equivalents and restricted cash at the beginning of the period	168,246	195,023
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT THE END OF THE PERIOD	180,524	185,607
Supplemental Cash Flow Information:
Income tax paid	$ (84)	$ (271)